Carillon Chartwell Real Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 63.8%	Par	Value
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$3,713,704	$2,859,849
1.00%, 02/15/2049	3,877,650	2,743,727
U.S. Treasury Inflation Indexed Notes
0.38%, 01/15/2027	9,425,290	9,443,699
2.38%, 01/15/2027	11,289,880	11,487,894
0.13%, 04/15/2027	12,861,633	12,788,670
0.50%, 01/15/2028	11,867,310	11,773,418
1.75%, 01/15/2028	9,315,240	9,447,790
1.25%, 04/15/2028	9,320,074	9,355,030
3.63%, 04/15/2028	9,029,210	9,492,426
0.88%, 01/15/2029	9,203,546	9,135,359
2.13%, 04/15/2029	11,514,473	11,820,041
3.88%, 04/15/2029	11,594,010	12,504,988
0.13%, 01/15/2030	10,113,440	9,678,522
1.63%, 04/15/2030	10,217,500	10,319,114
0.13%, 01/15/2031	9,064,760	8,521,734
0.13%, 01/15/2032	11,264,064	10,365,493
1.13%, 01/15/2033	12,464,039	12,003,919
1.75%, 01/15/2034	6,248,140	6,221,434
1.88%, 07/15/2035	2,025,880	2,015,922
TOTAL U.S. TREASURY SECURITIES (Cost $169,739,999)		171,979,029

COMMON STOCKS - 13.9%	Shares	Value
Chemicals - 1.4%
Nutrien Ltd.	35,000	2,641,100
The Mosaic Co.	45,000	1,147,500
		3,788,600

Energy Equipment & Services - 2.3%
Seadrill Ltd. (a)	70,000	3,185,000
Tidewater, Inc. (a)	35,000	2,924,250
		6,109,250

Food Products - 0.7%
Bunge Global SA	16,000	2,035,200

Metals & Mining - 1.2%
Rio Tinto PLC - ADR	25,000	2,332,250
Taseko Mines Ltd. (a)	130,000	838,500
		3,170,750

Oil, Gas & Consumable Fuels - 5.2%
APA Corp.	60,000	2,546,400
Birchcliff Energy Ltd.	260,000	1,427,935
Kelt Exploration Ltd. (a)	210,000	1,414,492
Ovintiv, Inc.	49,000	2,908,640
Suncor Energy, Inc.	44,000	2,908,840
Tourmaline Oil Corp.	61,000	2,919,545
		14,125,852

Pharmaceuticals - 2.3%
Pfizer, Inc.	85,000	2,386,800
Takeda Pharmaceutical Co. Ltd. - ADR (b)	95,000	1,759,400
Teva Pharmaceutical Industries Ltd. - ADR (a)	70,000	2,108,400
		6,254,600

Specialized REITs - 0.8%
Rayonier, Inc.	100,010	2,062,206
TOTAL COMMON STOCKS (Cost $28,739,104)		37,546,458

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%	Par	Value
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054 (c)(d)	715,000	719,671
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053 (c)(d)	1,880,552	1,841,179
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054 (c)(d)	547,781	553,655
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054 (c)(d)	2,375,000	2,404,224
JP Morgan Mortgage Trust
Series 2023-06, Class A4, 6.00%, 12/26/2053 (c)(d)	532,361	534,598
Series 2023-08, Class A5, 6.00%, 02/25/2054 (c)(d)	1,445,000	1,458,890
Series 2023-10, Class A4, 6.00%, 05/25/2054 (c)(d)	1,269,447	1,273,879
Series 2023-10, Class A7, 6.00%, 05/25/2054 (c)(d)	1,740,000	1,753,142
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053 (c)(d)	1,225,000	1,244,293
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053 (c)(d)	1,500,000	1,515,182
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054 (c)(d)	683,034	687,730
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054 (c)(d)	869,695	873,426
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050 (c)(d)	724,346	682,143
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053 (c)(d)	702,879	707,711
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,763,459)		16,249,723

EXCHANGE TRADED FUNDS - 5.0%	Shares	Value
iShares Silver Trust (a)	138,320	9,425,125
SPDR Gold Shares (a)	9,000	3,872,610
TOTAL EXCHANGE TRADED FUNDS (Cost $4,168,768)		13,297,735

CORPORATE BONDS - 2.6%	Par	Value
Airlines - 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	87,040	87,073

Diversified Financial Services - 0.1%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (c)	225,000	224,836

Financial Services - 1.0%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,710,000	2,758,305

Health Care Providers & Services - 0.5%
Accendra Health, Inc., 6.63%, 04/01/2030 (b)(c)	2,480,000	1,179,365

Oil, Gas & Consumable Fuels - 0.6%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (b)(c)	1,627,000	1,703,157

Software - 0.4%
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (b)(c)	1,590,000	1,138,194
TOTAL CORPORATE BONDS (Cost $7,730,933)		7,090,930

AGENCY MORTGAGE-BACKED SECURITIES - 1.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,155,207	1,182,925
Pool SD6320, 5.50%, 08/01/2054	2,725,695	2,740,872
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,831,251)		3,923,797

ASSET-BACKED SECURITIES - 1.1%	Par	Value
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2028 (c)(d)	2,265,000	2,238,057
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (c)	153,107	151,890
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	625,032	616,551
TOTAL ASSET-BACKED SECURITIES (Cost $3,042,674)		3,006,498

U.S. GOVERNMENT AGENCY ISSUES - 1.1%	Par	Value
Federal Home Loan Banks, 4.70%, 09/24/2032	3,000,000	2,974,324
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,000,000)		2,974,324

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds – 1.8% First American Government Obligations Fund - Class X, 3.58% (e)	4,831,293	4,831,293
TOTAL SHORT-TERM INVESTMENTS (Cost $4,831,293)		4,831,293

TOTAL INVESTMENTS - 96.8% (Cost $240,847,481)		260,899,787
Other Assets in Excess of Liabilities - 3.2%		8,727,682
TOTAL NET ASSETS - 100.0%		$269,627,469

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $4,830,558, which represented 1.8% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Real Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$171,979,029	$–	$171,979,029
Common Stocks	37,546,458	–	–	37,546,458
Commercial Mortgage-Backed Securities	–	16,249,723	–	16,249,723
Exchange Traded Funds	13,297,735	–	–	13,297,735
Corporate Bonds	–	7,090,930	–	7,090,930
Agency Mortgage-Backed Securities	–	3,923,797	–	3,923,797
Asset-Backed Securities	–	3,006,498	–	3,006,498
U.S. Government Agency Issues	–	2,974,324	–	2,974,324
Money Market Funds	4,831,293	–	–	4,831,293
Total Investments	$55,675,486	$205,224,301	$–	$260,899,787

Refer to the Schedule of Investments for further disaggregation of investment categories.